Other Operating Expenses	12 Months Ended
Dec. 31, 2015
Other Operating Expenses [Abstract]
Other Operating Expenses	21. Other Operating Expenses (in thousands):

December 31,
2013
Litigation settlement of VITAS segment	$10,500
Settlements of Roto-Rooter segment	15,721
Total other operating expenses	$26,221